CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Non-controlling interests [Member]
Beginning balance at Jan. 31, 2010	$ 814,282	$ 464,731	$ 373,548	$ (46,904)	$ 22,907
Beginning balance, Shares at Jan. 31, 2010		100,900,556
Net (loss)/income	74,623		69,903		4,720
Other comprehensive income/(loss)	12,954			11,788	1,166
Shares issued	712	712
Shares issued, Shares		459,068
Stock options exercised	4,742	4,742
Stock options exercised, Shares		612,859
Share-based compensation costs	8,746	8,746
Excess tax benefits from share-based compensation	291	291
Dividends	(6,144)		(6,144)
Acquisition of non-controlling interests	(8,323)	5,662			(13,985)
Distribution to non-controlling interests and other	(1,719)				(1,719)
Ending balance at Jan. 31, 2011	900,164	484,884	437,307	(35,116)	13,089
Ending balance, Shares at Jan. 31, 2011		101,972,483
Net (loss)/income	78,998		72,533		6,465
Other comprehensive income/(loss)	(21,904)			(20,867)	(1,037)
Shares issued	235	235
Shares issued, Shares		551,212
Ordinary shares settled under share-based compensation plans	(2,035)	(2,035)
Ordinary shares settled under share-based compensation plans, Shares		115,491
Stock options exercised	1,856	1,856
Stock options exercised, Shares		194,812
Share-based compensation costs	15,413	15,413
Excess tax benefits from share-based compensation	462	462
Dividends	(6,165)		(6,165)
Acquisition of non-controlling interests	(13,073)	(9,742)			(3,331)
Distribution to non-controlling interests and other	(2,443)				(2,443)
Ending balance at Jan. 31, 2012	951,508	491,073	503,675	(55,983)	12,743
Ending balance, Shares at Jan. 31, 2012	102,833,998	102,833,998
Net (loss)/income	(94,040)		(100,506)		6,466
Other comprehensive income/(loss)	(38,173)			(36,365)	(1,808)
Shares issued	292	292
Shares issued, Shares		910,753
Ordinary shares settled under share-based compensation plans	(3,130)	(3,130)
Ordinary shares settled under share-based compensation plans, Shares		(186,617)
Stock options exercised	2,210	2,210
Stock options exercised, Shares		290,000
Share-based compensation costs	14,556	14,556
Excess tax benefits from share-based compensation	19	19
Dividends	(6,223)		(6,223)
Acquisition of non-controlling interests		217			(217)
Distribution to non-controlling interests and other	(2,837)				(2,837)
Ending balance at Jan. 31, 2013	$ 824,182	$ 505,237	$ 396,946	$ (92,348)	$ 14,347
Ending balance, Shares at Jan. 31, 2013	103,848,134	103,848,134